Production Costs	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Production Costs
10.	PRODUCTION COSTS

Years ended December 31	2017	2016
Raw materials and consumables	$836	$937
Salaries and employee benefits (a)	480	500
Contractors	415	408
Royalties (note 19(i))	78	69
Transportation costs	47	35
Maintenance costs	35	58
Revision of reclamation and closure cost provision	(4)	(17)
Change in inventories	(64)	(5)
Other	66	81

	$1,889	$2,066

(a)	Salaries and employee benefits exclude $64 million of salaries and employee benefits included in corporate administration in the Consolidated Statements of Earnings for the year ended December 31, 2017 (2016 – $69 million). Salaries and employee benefits also exclude amounts related to restructuring activities incurred at mine sites of $4 million for the year ended December 31, 2017, (2016 – $28 million). These costs are presented separately as restructuring costs in the Consolidated Statements of Earnings (note 11).